CURRENT DEBT FACILITIES (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Unsecured debentures - 2021	[1]	$ 8,499	$ 6,587
Current debt facilities		$ 8,499	$ 6,587

[1]	On October 5, 2021, the Company issued C$10.3 million in unsecured debentures with a maturity 12 months from the date of issue. On June 15, 2022, the maturity date of the debentures was extended to October 4, 2023, with the extension being treated as a modification that did not require derecognition of the original debt. As a result, a gain of $803 on modification of debt was recorded during the year ended December 31, 2022. In connection with the extension, the Company cancelled 412,000 warrants from the previous agreement. On extension the Company issued 1,000,000 warrants to purchase common shares at an exercise price of C$2.25 per share. The value of these warrants was incorporated in the $803 gain on modification of debt. On September 25, 2023, the maturity date of the debentures was extended with C$1,648 of accrued interest being added to the principal with the new principal amount being C$11,948. The facility is repayable with 25% (C$2,987) principal payments due in April and July of 2024, with the remainder and interest payable due on October 4, 2024. As a result, a gain of $492 on modification of debt was recorded during the year ended December 31, 2023. In connection with the extension, the Company cancelled 1,000,000 warrants from the previous agreement. On extension the Company issued 1,500,000 warrants to purchase common shares at an exercise price of C$1.33 per share. The value of these warrants was incorporated in the $492 gain on modification of debt. The warrants expire on October 4, 2024.